8. Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	R$ 757,746	R$ 1,246,482
Allowance for expected loss on trade receivables accounts	(18,047)	(16,952)
Total Trade Receivables	739,699	1,229,530
Foreign customers [member]
TradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	120,167	202,363
Foreign customers [member] | Travel agencies [member]
TradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	13,960	36,845
Foreign customers [member] | Credit card administrators [member]
TradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	77,616	121,844
Foreign customers [member] | Other [member]
TradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	9,005	11,550
Foreign customers [member] | Cargo agencies [member]
TradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	122	1,384
Foreign customers [member] | Airline partners companies [member]
TradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	19,464	30,740
Domestic customers [member]
TradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	637,579	1,044,119
Domestic customers [member] | Travel agencies [member]
TradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	266,086	253,494
Domestic customers [member] | Credit card administrators [member]
TradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	318,869	740,967
Domestic customers [member] | Other [member]
TradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	13,845	15,690
Domestic customers [member] | Cargo agencies [member]
TradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	29,902	33,677
Domestic customers [member] | Airline partners companies [member]
TradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	R$ 8,877	R$ 291